Provisions	12 Months Ended
Dec. 31, 2021
Provisions [abstract]
Provisions	PROVISIONS
At December 31, 2021, 2020 and 2019, this line item amounted to €313, €1,031, and €2,061, respectively.
This change mainly reflects provision reversals recorded in 2021 related to:
•Some administrative costs and costs related to the destruction of drug tablets following the decision taken mid-2020 to discontinue the RESOLVE-IT study : reversal of €366 (of which €265 was used), with the corresponding provision amounting to €12 at December 31, 2021;
•The estimated support costs related to the reduction in force plan (PSE) implemented starting in late 2020 (return-to-work bonuses, trainings, business start-up assistance and various other benefits) : reversal of €352 (of which €189 was used), with the corresponding provision amounting to €171 at December 31, 2021.